ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Advance from customers	¥ 10,361	$ 1,593	¥ 10,128
Other accrued expenses	26,876	4,131	19,656
Other tax payables	2,045	314	5,765
Accrued expenses and other current liabilities	¥ 39,282	$ 6,038	¥ 35,549